DERIVATIVE FINANCIAL INSTRUMENTS - INCOME STATEMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	$ (21,000,000)	$ 10,000,000	$ 25,000,000
Loss on cash flow hedge ineffectiveness	4,000,000	2,000,000	1,000,000
Fair Value Hedging [Member] | Interest Expense [Member] | Interest rate instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain on fair value hedge ineffectiveness	0	0	9,000,000
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1,000,000	1,000,000	5,000,000
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest Expense [Member] | Interest rate instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	3,000,000	6,000,000	8,000,000
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Other Income [Member] | Interest rate instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(2,000,000)	(5,000,000)	(3,000,000)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gain (loss) on derivative recognized in OCI (effective portion)	(21,000,000)	(106,000,000)	(129,000,000)
Pretax gain (loss) reclassified from AOCI into earnings (effective portion)	(33,000,000)	(29,000,000)	(20,000,000)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Interest Expense [Member] | Interest rate and foreign exchange instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gain (loss) on derivative recognized in OCI (effective portion)	(8,000,000)	(18,000,000)	(24,000,000)
Pretax gain (loss) reclassified from AOCI into earnings (effective portion)	(17,000,000)	(18,000,000)	(21,000,000)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Gain On Sale Of Assets [Member] | Interest rate instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gain (loss) on derivative recognized in OCI (effective portion)	0	0	3,000,000
Pretax gain (loss) reclassified from AOCI into earnings (effective portion)	0	0	3,000,000
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Equity Earnings Before Income Tax [Member] | Interest rate instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gain (loss) on derivative recognized in OCI (effective portion)	(9,000,000)	(80,000,000)	(127,000,000)
Pretax gain (loss) reclassified from AOCI into earnings (effective portion)	(10,000,000)	(12,000,000)	(10,000,000)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Remeasurement of Equity Method Investment [Member] | Interest rate and foreign exchange instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gain (loss) on derivative recognized in OCI (effective portion)	0	0	0
Pretax gain (loss) reclassified from AOCI into earnings (effective portion)	(7,000,000)	0	0
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Equity Earnings Net Of Income Tax [Member] | Interest rate and foreign exchange instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gain (loss) on derivative recognized in OCI (effective portion)	5,000,000	(20,000,000)	0
Pretax gain (loss) reclassified from AOCI into earnings (effective portion)	(5,000,000)	(13,000,000)	0
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Revenues: Energy-Related Businesses [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gain (loss) on derivative recognized in OCI (effective portion)	(13,000,000)	12,000,000	19,000,000
Pretax gain (loss) reclassified from AOCI into earnings (effective portion)	6,000,000	14,000,000	8,000,000
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Revenues: Energy-Related Businesses [Member] | Foreign exchange instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gain (loss) on derivative recognized in OCI (effective portion)	4,000,000	0	0
Pretax gain (loss) reclassified from AOCI into earnings (effective portion)	0	0	0
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(103,000,000)	(92,000,000)	(23,000,000)
Not Designated as Hedging Instrument [Member] | Other Income [Member] | Interest rate and foreign exchange instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(32,000,000)	(4,000,000)	(24,000,000)
Not Designated as Hedging Instrument [Member] | Equity Earnings Net Of Income Tax [Member] | Foreign exchange instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	3,000,000	(4,000,000)	(5,000,000)
Not Designated as Hedging Instrument [Member] | Revenues: Energy-Related Businesses [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(18,000,000)	42,000,000	17,000,000
Not Designated as Hedging Instrument [Member] | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	0	0	3,000,000
Not Designated as Hedging Instrument [Member] | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1,000,000	(1,000,000)	(4,000,000)
Not Designated as Hedging Instrument [Member] | Cost of Electric Fuel and Purchased Power [Member] | Commodity contracts subject to rate recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(53,000,000)	(126,000,000)	(10,000,000)
Not Designated as Hedging Instrument [Member] | Cost of Natural Gas [Member] | Commodity contracts subject to rate recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(4,000,000)	1,000,000	0
San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	3,000,000	4,000,000	6,000,000
San Diego Gas and Electric Company [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Interest Expense [Member] | Interest rate instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gain (loss) on derivative recognized in OCI (effective portion)	(2,000,000)	(6,000,000)	(9,000,000)
Pretax gain (loss) reclassified from AOCI into earnings (effective portion)	(12,000,000)	(12,000,000)	(11,000,000)
San Diego Gas and Electric Company [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(53,000,000)	(126,000,000)	(11,000,000)
San Diego Gas and Electric Company [Member] | Not Designated as Hedging Instrument [Member] | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	0	0	(1,000,000)
San Diego Gas and Electric Company [Member] | Not Designated as Hedging Instrument [Member] | Cost of Electric Fuel and Purchased Power [Member] | Commodity contracts subject to rate recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(53,000,000)	(126,000,000)	(10,000,000)
Southern California Gas Company [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Interest Expense [Member] | Interest rate instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gain (loss) on derivative recognized in OCI (effective portion)	0	0	0
Pretax gain (loss) reclassified from AOCI into earnings (effective portion)	(1,000,000)	(1,000,000)	(1,000,000)
Southern California Gas Company [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(3,000,000)	0	(2,000,000)
Southern California Gas Company [Member] | Not Designated as Hedging Instrument [Member] | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1,000,000	(1,000,000)	(2,000,000)
Southern California Gas Company [Member] | Not Designated as Hedging Instrument [Member] | Cost of Natural Gas [Member] | Commodity contracts subject to rate recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	$ (4,000,000)	$ 1,000,000	$ 0